Cover	Jun. 15, 2023
Cover [Abstract]
Entity Registrant Name	Caro Holdings Inc.
Entity Central Index Key	0001678105
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 15, 2023
Entity Incorporation State Country Code	NV
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	333-212268
City Area Code	786
Local Phone Number	755-3210
Entity Address Address Line 1	7 Castle Street
Entity Address Address Line 2	Sheffield
Entity Address City Or Town	UK
Entity Address Postal Zip Code	S3 8LT